Employee benefits	12 Months Ended
Mar. 31, 2019
Employee benefits
Employee benefits

21           Employee benefits

Pursuant to the relevant PRC regulations, Beijing Jiachenhong,  Guangzhou Nuoya and Zhejiang Lukou are required to make various defined contributions organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at a rate of approximately 40% on a standard salary base as determined by the local Social Security Bureau. The amounts of the defined contributions of RMB24,495, RMB30,518 and RMB38,231 (US$5,697) for the years ended March 31, 2017, 2018 and 2019 respectively, were charged to expense in the consolidated statements of comprehensive income.

For the years ended March 31, 2017, 2018 and 2019, 55%,  57% and 63% of costs of employee benefits were recorded in sales and marketing expenses respectively, with the remaining portion of the contributions recorded in general and administrative expenses, direct costs and research and development expenses of each year.

The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.